                        Supplement dated Sept. 9, 2005*
to the Prospectuses and Statements of Additional Information dated April 29, 2005

                                                                                               Prospectus                 SAI
Product Name                                                                                     Form #                 Form #

RiverSource(SM) Variable Universal Life IV/
   RiverSource(SM) Variable Universal Life IV - Estate Series                                S-6418 E (4/05)        S-6333 C (4/05)

IDS Life of New York Variable Universal Life IV/
   IDS Life of New York Variable Universal Life IV - Estate Series                           S-6419 E (4/05)        S-6337 C (4/05)

Effective on or before Sept. 12, 2005, the name of the AXP Variable Portfolio - Inflation Protected Securities Fund will change to AXP Variable Portfolio - Global Inflation Protected Securities Fund.

The information in the table "The Variable Account and the Funds" has been replaced with the following:

---------------------------- ---------------------------- ---------------
Fund Name                    Investment Objectives and    Investment
                             Policies                     Adviser
---------------------------- ---------------------------- ---------------
AXP Variable Portfolio -     Total return that exceeds    American
Global Inflation Protected   the rate of inflation over   Express
Securities Fund              the long term.               Financial
                             Non-diversified mutual       Corporation
                             fund that, under normal      (AEFC)
                             market conditions, invests
                             at least 80% of its net
                             assets in
                             inflation-protected debt
                             securities. These
                             securities include
                             inflation-indexed bonds of
                             varying maturities issued
                             by U.S. and foreign
                             governments, their
                             agencies or
                             instrumentalities, and
                             corporations.
---------------------------- ---------------------------- ---------------

S-6418-32 A (9/05)

* Valid until next prospectus update.